DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS

The significant items included within discontinued operations are as follows:

	Years Ended December 31,
	2024	2023	2022
Revenue - Cryptocurrency mining	$-	$-	$4,108,372
Cost - Cryptocurrency mining	-	488,104	3,898,171
Administrative expenses	-	(94,284)	1,445,272
Impairment losses on cryptocurrencies	-	-	1,517,172
(Gain) on sales of cryptocurrencies	-	-	(679,111)
Impairment on property, equipment and software	-	-	1,468,014
Operating (loss) from discontinued operations	-	(393,820)	(3,541,146)
Subsidy income	-	-	9,195
Other (loss)	-	(71,984)	(2,936,541)
Interest income	-	13	111
Interest expense	-	-	(30,895)
(Loss) from discontinued operations before income taxes	-	(465,791)	(6,499,276)
Income tax expense	-	-	-
Net (loss) from discontinued operations	$-	$(465,791)	$(6,499,276)

As of December 31, 2024 and 2023, no assets and liabilities of discontinued operations were included within the Consolidated Balance Sheets. Schedule of cashflows is illustrated below:

	Years Ended December 31,
	2024	2023	2022
Net cash provided by (used in) operating activities	-	106,207	(1,835,015)
Net cash provided by investing activities	-	-	2,746,758